Share-Based Compensation - Summary of RSU Activity (Details) - Restricted Share Units [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted | shares	772,854
Forfeited | shares	(23,325)
Outstanding at end of period | shares	749,529
Granted | $ / shares	$ 31.36
Forfeited | $ / shares	31.16
Outstanding at end of period | $ / shares	$ 31.37
Weighted Average Remaining Contractual Term (years)	1 year 5 months 15 days
Aggregate Intrinsic Value | $	$ 48,420